Offsetting (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting Assets [Line Items]
Offsetting Assets [Table Text Block]

				Gross Amounts not offset in the statement of financial position
Interest Rate Swaps as of:	Gross amount of recognized assets (liabilities)	Gross amount offset in the statement of financial position	Net amount of assets (liabilities) presented in the statement of financial position	Financial instruments	Cash collateral received	Net amount
December 31, 2013
Swap A	$9,408	$—	$9,408	$—	$—	$9,408
Swap B	9,263	—	9,263	—	—	9,263
	$18,671	$—	$18,671	$—	$—	$18,671

December 31, 2012
Swap A	$20,560	$—	$20,560	$—	$—	$20,560
Swap B	20,011	—	20,011	—	—	20,011
Swap C	2,896	—	2,896	—	—	2,896
Swap D	2,623	—	2,623	—	—	2,623
	$46,090	$—	$46,090	$—	$—	$46,090